Deferred Income for Government Grants - Summary of Changes in the Carrying Amount of Deferred Income for Government Grants (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accruals And Deferred Income 1 [Abstract]
Deferred income beginning balance	€ 12,754	€ 12,458
Additions	1,204	1,725
Credit to profit or loss	(1,716)	(1,429)
Deferred income ending balance	€ 12,242	€ 12,754